ICON CONSUMER SELECT FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (87.31%)

Communications (3.93%)
eBay Inc	19,700	$874,089
The Walt Disney Co*	9,700	971,261
Total Communications		1,845,350

Consumer, Cyclical (36.94%)
Aramark	27,800	995,240
Brunswick Corp	22,500	1,845,000
Deckers Outdoor Corp*	5,800	2,607,390
Gentex Corp	58,500	1,639,755
Lear Corp	10,300	1,436,747
NIKE Inc	18,400	2,256,576
PulteGroup Inc	43,100	2,511,868
Skechers USA Inc*	53,500	2,542,320
Visteon Corp*	9,600	1,505,568
Total Consumer, Cyclical		17,340,464

Consumer, Non-cyclical (7.34%)
Darling Ingredients Inc*	28,100	1,641,040
Global Payments Inc	7,900	831,396
Performance Food Group Co*	16,100	971,474
Total Consumer, Non-cyclical		3,443,910

Financial (39.10%)
American Equity Investment Life Holding Co	35,100	1,280,799
American Express Co	5,500	907,225
Arch Capital Group Ltd*	20,500	1,391,335
Assurant Inc	10,300	1,236,721
Bank of America Corp	34,300	980,980
Equitable Holdings Inc	39,200	995,288
Everest Re Group Ltd	3,200	1,145,664
The Hartford Financial Services Group Inc	12,900	899,001
LPL Financial Holdings Inc	13,100	2,651,440
Marsh & McLennan Cos Inc	11,500	1,915,325
Mastercard Inc	5,200	1,889,732
RenaissanceRe Holdings Ltd	6,500	1,302,210
Visa Inc	7,800	1,758,588
Total Financial		18,354,308

Total Common Stock (Cost $35,612,650)		40,984,032

Investment Companies (12.78%)	Shares	Value

Money Market Funds (12.78%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	5,997,417	5,997,417

Total Investment Companies (Cost $5,997,417)		5,997,417

Total Investments (Cost $41,610,067) (100.09%)		$46,981,449
Liabilities in Excess of Other Assets (-0.09%)		(40,655)
Net Assets (100.00%)		$46,940,794

* Non-income producing security.